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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number:811-7193



Federated Institutional Trust
(Exact name of registrant as specified in charter)


4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:  7/1/2008 - 6/30/2009



ITEM 1.  PROXY VOTING RECORD.



=================== FEDERATED GOVERNMENT ULTRASHORT DURATION FUND=============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.





=================== FEDERATED INSTITUTIONAL HIGH YIELD BOND ====================


FEDERATED FUNDS

Ticker:       MMMXX          Security ID:  60934N583
Meeting Date: OCT 15, 2008   Meeting Type: Special
Record Date:  APR 7, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy - Concentration


--------------------------------------------------------------------------------

NEENAH ENTERPRISES, INC.

Ticker:       NENA           Security ID:  64007P103
Meeting Date: JAN 28, 2009   Meeting Type: Annual
Record Date:  DEC 26, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director William M. Barrett      For       For          Management
1.2   Elect  Director Albert E. Ferrara, Jr.  For       For          Management
1.3   Elect  Director David B. Gendell        For       For          Management
1.4   Elect  Director Stephen E.K. Graham     For       For          Management
1.5   Elect  Director Joseph V. Lash          For       For          Management
1.6   Elect  Director Jeffrey G. Marshall     For       For          Management
1.7   Elect  Director Robert E. Ostendorf,    For       For          Management
      Jr.
2     Ratify Auditors                         For       For          Management




=============== FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND ===============


FEDERATED FUNDS

Ticker:       MMMXX          Security ID:  60934N583
Meeting Date: OCT 15, 2008   Meeting Type: Special
Record Date:  APR 7, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy - Concentration

========== END NPX REPORT




                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.







 (Registrant)              Federated Institutional Trust

 By                        /s/J. Christopher Donahue
 (Signature and Title)*    J. Christopher Donahue
                           Principal Executive Officer

 Date:                     August 24, 2009

* Print the name and title of each signing officer under his or her signature.